                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013

Check here if Amendment [_]; Amendment Number: __________

 This Amendment (Check only one.):  [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Executive Risk Indemnity Inc.

Address: 15 Mountain View Road
         P. O. Box 1615
         Warren, NJ 07059

Form 13F File Number: 28-15161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Nordstrom

Title:   Vice President and Treasurer

Phone:   908-903-2000

Signature, Place, and Date of Signing:

/s/ Douglas A. Nordstrom       Warren, New Jersey           May 13, 2013
_________________________   _______________________   _______________________
[Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

    Form 13F File Number                      Name

           28-327                     The Chubb Corporation